Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Convertible Preferred Stock ($.001 par value, par value
Convertible Preferred Stock ($.001 par value authorized shares	$ 5,000,000	$ 5,000,000
Convertible Preferred Stock ($.001 par value shares issued	$ 29,713	$ 29,713
Convertible Preferred Stock ($.001 par value shares outstanding	$ 29,713	$ 29,713
Common Stock ($.001 par value, par value
Common Stock ($.001 par value authorized shares	100,000,000	100,000,000
Common Stock ($.001 par value shares issued	36,311,640	36,311,640
Common Stock ($.001 par value shares outstanding	37,711,640	37,711,640